Fair Value Measurements - Additional Information (Details)		9 Months Ended	12 Months Ended
	Aug. 01, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price		$ 0.91
Expected Dividend Yield | Level 3 | Black-Scholes Option Pricing Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input		0	0
PubCo Additional Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	387,696
Fair value of estimated price of shares	$ 7.04
Base PubCo Shares and Backstop Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	950,000
Fair value of estimated price of shares	$ 7.04
2019 Term Loan and Success Fee
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assumptions of liquidity event term		4 years
2019 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assumptions of liquidity event term			4 years
Fair value of weighted average probability percentage			70.00%
Percentage of fair value assumptions initial value of derivative liability			30.00%
2023 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated share price at conversion	$ 7.04
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares		1,065,341
Stock price		$ 4.3
Revenue Interest Financing and PIPE Conversion Option | Estimated Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		25.6